Business	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Accounting Policies [Abstract]
Business

1. Business

Our Corporate History

On June 27, 2018 (the “Closing Date”), RocketFuel Blockchain Company (“RBC”) and B4MC Gold Mines, Inc., a Nevada Corporation (“B4MC” or the “Purchaser”), consummated the transactions contemplated by that certain Contribution Agreement (the “Contribution Agreement”) made and entered into as of June 27, 2018 by and among RBC, the Purchaser and Gert Funk, Joseph Page, PacificWave Partners Limited, PacificWave Partners UK Ltd. and Saxton Capital Ltd (collectively referred to herein as the “Sellers”, individually each a “Seller”).

Pursuant to the Contribution Agreement the Sellers contributed, transferred, assigned and conveyed to B4MC all right, title and interest in and to one hundred percent (100%) of the issued and outstanding Common Stock of RBC for an aggregate of 17,001,312 shares of Common Stock, par value $0.001 per share, of B4MC (the “Purchaser Common Stock”), (such transaction, the “Business Combination”). As a result of the Business Combination, RBC became a 100% wholly owned subsidiary of B4MC. In September 2018 B4MC changed its name to RocketFuel Blockchain, Inc. References to “we” and similar terms in this report are to B4MC after the consummation of the Business Transaction.

Prior to the Business Combination, B4MC was a “shell company,” as such term is defined in Rule 12b-2 under the Exchange Act. As a result of the Business Combination, we have ceased to be a “shell company.”

The Business Combination was treated as a “reverse acquisition” of RBC for financial accounting purposes. RBC was considered the acquirer for accounting purposes, and the historical financial statements of BFMC before the Business Combination were replaced with the historical financial statements of RBC before the Business Combination in all future filings with the SEC. The Purchaser Common Stock issued to the Sellers in connection with the Business Combination have not been registered under the Securities Act, in reliance upon the exemption from registration provided by Section 4(a)(2), which exempts transactions by an issuer not involving any public offering, Regulation D and/or Regulation S promulgated by the SEC under that section. These shares may not be offered or sold in the United States absent registration or an applicable exemption from registration. In this report, references to RocketFuel, the “Company,” “we” and similar terms are to B4MC following the consummation of the reverse acquisition. In September 2018 B4MC changed its name to RocketFuel Blockchain, Inc.

The foregoing description of the Contribution Agreement does not purport to be complete. For further information, please refer to the copy of the Contribution Agreement included as Exhibit 2.1 to the Current Report on Form 8-K which was filed with the SEC on June 29, 2018. There are representations and warranties contained in the Contribution Agreement that were made by the parties to each other as of the date of execution. The assertions embodied in these representations and warranties were made solely for purposes of the Contribution Agreement and may be subject to important qualifications and limitations agreed to by the parties in connection with negotiating their terms. Moreover, some representations and warranties may not be accurate or complete as of any specified date because they are subject to a contractual standard of materiality that is different from certain standards generally applicable to shareholders or were used for the purpose of allocating risk between the parties rather than establishing matters as facts. For these reasons, investors should not rely on the representations and warranties in the Contribution Agreement as statements of factual information.

Business

We provide check-out and payment systems that securely automate and simplify the way online payment and shipping information is received by merchants from their customers. Our “one click” checkout solution is modeled on the “buy now” button on leading eCommerce sites. Our check-out systems are designed to enhance customers’ data protection, enabling consumers to pay for goods and services using cryptocurrencies or by direct transfers from their bank accounts without exposing spending credentials such as credit card data. At the same time, our check-out systems are designed to increase the speed, security and ease of use for both customers and merchants and include a merchant portal that provides detailed transactions and metrics about payments received by the merchant. Our system also includes a customer portal where shoppers are able to track their payments, configure payment defaults and connect with various cryptocurrency exchanges and banks to facilitate payment to merchants. Merchants are able to integrate a unique pop-up user interface that allows customers to pay directly from their ecommerce checkout page with no need to redirect to another website or web page.

ROCKETFUEL BLOCKCHAIN, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2021

(UNAUDITED)

Our merchant portal is updated instantly when a payment transaction is made on the merchant website. The merchant is notified of the transaction and can see the transaction details, including the customer that made the transaction, the transaction amount and the transaction items. This information is added to the merchant dashboard where various metrics are tracked and displayed to the merchant, including information about the various cryptocurrencies that are used for payments to that merchant and the different currencies received by the merchant as payment. In addition to various metrics, merchants are able to see a variety of reports, and are able to configure various options including settlement options from their portal.

Customers of merchants that use the RocketFuel payment solution are able to track their payments in their online portal. They are also able to track payments they made to all the merchants that are integrated with the RocketFuel payment technology within one consolidated user portal. They are currently able to connect to their accounts on Coinbase, and in the future we plan to add connectivity to Binance, Kraken, Gemini and other exchanges. They can also pay from any cryptocurrency wallet. Customers are able to pay from bank accounts as well. These customers are able to make payment with any of these payment options with 1, 2, or 3 clicks from the merchant checkout page. By default, these customers can choose from dozens of cryptocurrencies to pay from.

Our payment user interface allows customers to easily onboard as well as to pay for merchants’ products or services with a variety of cryptocurrencies or via bank transfers. The user interface is displayed as a stand-alone popup that allows the creation of new accounts as well as payment directly from crypto exchanges, crypto wallets, and bank accounts, with no redirects to browser tabs or pages. This can be integrated as a plugin on the merchant checkout page or as a browser extension. The plugin, which we are currently developing, will come integrated with popular ecommerce platforms including WooCommerce, Shopify, Prestashop and others. The browser extension is integrated with popular browsers including Chrome, Chromium, Opera, Firefox, and Edge. The payment interface is designed for both web and mobile checkout experiences. Merchants are able to integrate the RocketFuel payment interface to their checkout page with software development kits (SDKs) that are available via the merchant portal. Application programming interfaces (APIs) are also available to the merchant for deeper integration into backend systems, ERP platforms, and other third-party platforms.

The RocketFuel payment solution utilizes a variety of blockchains in its execution including Bitcoin, Ethereum and others where the payment transactions are stored. A significant benefit of this technology is that the entire shopping cart checkout process will be accomplished via a distributed ledger or “blockchain,” meaning that merchant websites will no longer be required to operate complex payment and check-out infrastructures.

Our solution is designed to be implemented on an eCommerce site’s check-out page. The technology will also be used for different scenarios, including paying for services, paying invoices, and other payment strategies. In addition, we anticipate that a future version of our payment system will allow for advertisements in which the entire check out process is embedded on third party websites where sales may be completely finalized. Thus, our technology will enable eCommerce strategies that can include advertisements with a fully integrated check-out process. We believe that this has never before been accomplished on any eCommerce platform. We believe that such advertisements could provide significant new sales channels to retailers that are simply not possible with legacy check-out solutions. We also believe that transactions costs on our system will be significantly less expensive than the cost of credit-card transactions.

The RocketFuel check-out solution is based on a streamlined one- to-three-click check-out process for eCommerce purchases. The system is designed to operate identically across merchant channels with all participating merchants. eCommerce merchants are able to encode their check-out protocol to support our technology and the merchants will no longer have to administer complex check-out and payment gateways at their eCommerce websites. At the same time, consumers are able to experience enhanced data protection opportunities and significantly improved convenience.

With the RocketFuel check-out systems, consumers will no longer have to enter credit card information or shipping details every time they want to buy online. Payment and shipping information will be handled automatically. Using the RocketFuel payment solution, credit card data will no longer be shared or transmitted and exposed online. Rather, payments will be made via 100% secure cryptocurrency conveyance or direct bank transfer on the blockchain.

Our corporate headquarters are located in San Francisco, California.

1. Business

Our Corporate History

On June 27, 2018 (the “Closing Date”), RocketFuel Blockchain Company (“RBC”) and B4MC Gold Mines, Inc., a Nevada Corporation (“B4MC” or the “Purchaser”), consummated the transactions contemplated by that certain Contribution Agreement (the “Contribution Agreement”) made and entered into as of June 27, 2018 by and among RBC, the Purchaser and Gert Funk, Joseph Page, PacificWave Partners Limited, PacificWave Partners UK Ltd. and Saxton Capital Ltd (collectively referred to herein as the “Sellers”, individually each a “Seller”).

Pursuant to the Contribution Agreement the Sellers contributed, transferred, assigned and conveyed to B4MC all right, title and interest in and to one hundred percent (100%) of the issued and outstanding Common Stock of RBC for an aggregate of 17,001,312 shares of Common Stock, par value $0.001 per share, of B4MC (the “Purchaser Common Stock”), (such transaction, the “Business Combination”). As a result of the Business Combination, RBC became a 100% wholly owned subsidiary of B4MC. In September 2018 B4MC changed its name to RocketFuel Blockchain, Inc. References to “we” and similar terms in this report are to B4MC after the consummation of the Business Transaction.

Prior to the Business Combination, B4MC was a “shell company,” as such term is defined in Rule 12b-2 under the Exchange Act. As a result of the Business Combination, we have ceased to be a “shell company.” The information contained in this report constitutes the information necessary to satisfy the conditions contained in Rule 144(i)(2) under the Securities Act.

The Business Combination was treated as a “reverse acquisition” of RBC for financial accounting purposes. RBC was considered the acquirer for accounting purposes, and the historical financial statements of BFMC before the Business Combination were replaced with the historical financial statements of RBC before the Business Combination in all future filings with the SEC. The Purchaser Common Stock issued to the Sellers in connection with the Business Combination have not been registered under the Securities Act, in reliance upon the exemption from registration provided by Section 4(a)(2), which exempts transactions by an issuer not involving any public offering, Regulation D and/or Regulation S promulgated by the SEC under that section. These shares may not be offered or sold in the United States absent registration or an applicable exemption from registration. In this report, references to RocketFuel, the “Company,” “we” and similar terms are to B4MC following the consummation of the reverse acquisition. In September 2018 B4MC changed its name to RocketFuel Blockchain, Inc.

The foregoing description of the Contribution Agreement does not purport to be complete. For further information, please refer to the copy of the Contribution Agreement included as Exhibit 2.1 to the Current Report on Form 8-K which was filed with the SEC on June 29, 2018. There are representations and warranties contained in the Contribution Agreement that were made by the parties to each other as of the date of execution. The assertions embodied in these representations and warranties were made solely for purposes of the Contribution Agreement and may be subject to important qualifications and limitations agreed to by the parties in connection with negotiating their terms. Moreover, some representations and warranties may not be accurate or complete as of any specified date because they are subject to a contractual standard of materiality that is different from certain standards generally applicable to shareholders or were used for the purpose of allocating risk between the parties rather than establishing matters as facts. For these reasons, investors should not rely on the representations and warranties in the Contribution Agreement as statements of factual information.

Our Business

We provide check-out and payment systems that securely automate and simplify the way online payment and shipping information is received by merchants from their customers. Our check-out systems are designed to enhance customers’ data protection, enabling consumers to pay for goods and services using cryptocurrencies or by direct transfers from their bank accounts without exposing spending credentials such as credit card data. At the same time, our check-out systems are designed to increase the speed, security and ease of use for both customers and merchants and include a merchant portal that provides detailed transactions and metrics about payments received by the merchant.

ROCKETFUEL BLOCKCHAIN, INC.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2021

They also include a customer portal where shoppers are able to track their payments, configure payment defaults and connect with various cryptocurrency exchanges and banks to facilitate payment to merchants. Merchants are able to integrate a unique pop-up user interface that allows customers to pay directly from their ecommerce checkout page with no need to redirect to another website or web page.

Our merchant portal is updated instantly when a payment transaction is made on the merchant website. The merchant is notified of the transaction and can see the transaction details, including the customer that made the transaction, the transaction amount and the transaction items. This information is added to the merchant dashboard where various metrics are tracked and displayed to the merchant, including information about the various cryptocurrencies that are used for payments to that merchant and the different currencies received by the merchant as payment. In addition to various metrics, merchants are able to see a variety of reports, and are able to configure various options including settlement options from their portal.

Customers of merchants that use the RocketFuel payment solution are able to track their payments in their online portal. They are also able to track payments they made to all the merchants that are integrated with the RocketFuel payment technology within one consolidated user portal. They are able to connect to multiple exchanges including Coinbase, Binance, Kraken, Gemini and others to pay directly from them. They can also pay from any cryptocurrency wallet. Customers are able to pay from bank accounts as well. These customers are able to make payment with any of these payment options with 1, 2, or 3 clicks from the merchant checkout page. By default, these customers can choose from dozens of cryptocurrencies to pay from.

Our payment user interface allows customers to easily onboard as well as to pay for merchants’ products or services with a variety of cryptocurrencies or via bank transfers. The user interface is displayed as a stand-alone popup that allows the creation of new accounts as well as payment directly from crypto exchanges, crypto wallets, and bank accounts, with no redirects to browser tabs or pages. This can be integrated as a plugin on the merchant checkout page or as a browser extension. The plugin comes integrated with popular ecommerce platforms including WooCommerce, Shopify, Prestashop and others. The browser extension is integrated with popular browsers including Chrome, Chromium, Opera, Firefox, and Edge. The payment interface is designed for both web and mobile checkout experiences. Merchants are able to integrate the RocketFuel payment interface to their checkout page with software development kits (SDKs) that are available via the merchant portal. Application programming interfaces (APIs) are also available to the merchant for deeper integration into backend systems, ERP platforms, and other third-party platforms.

The RocketFuel payment solution utilizes a variety of blockchains in its execution including Bitcoin, Ethereum and others where the payment transactions are stored. A significant benefit of this technology is that the entire shopping cart checkout process will be accomplished via a distributed ledger or “blockchain,” meaning that merchant websites will no longer required to operate complex payment and check-out infrastructures.

Our solution is designed to be implemented on an eCommerce site’s check-out page. The technology will also be used for different scenarios, including paying for services, paying invoices, and other payment strategies. In addition, we anticipate that a future version of our payment system will allow for advertisements in which the entire check out process is embedded on third party websites where sales may be completely finalized. Thus, our technology will enable eCommerce strategies that can include advertisements with a fully integrated check-out process. We believe that this has never before been accomplished in any eCommerce arrangement. We believe that such advertisements could provide significant new sales channels to retailers that are simply not possible with legacy check-out solutions. We also believe that transactions costs on our system will be significantly less expensive than the cost of credit-card transactions.

The “single-click” RocketFuel check-out solution is based on a streamlined one- to-three-click check-out process for eCommerce purchases. The system is designed to operate identically across merchant channels with all participating merchants. eCommerce merchants are able to encode their check-out protocol to support our technology and the merchants will no longer have to administer complex check-out and payment gateways at their eCommerce websites. At the same time, consumers are able to experience enhanced data protection opportunities and significantly improved convenience.

ROCKETFUEL BLOCKCHAIN, INC.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2021

With the RocketFuel check-out systems, consumers will no longer have to enter credit card information or shipping details every time they want to buy online. Payment and shipping information will be handled automatically. Using the RocketFuel payment solution, credit card data will no longer be shared or transmitted and exposed online. Rather, payments will be made via 100% secure cryptocurrency conveyance or direct bank transfer on the blockchain.

Our corporate headquarters are located in San Francisco, California.

Fiscal Year

Our fiscal year ends on March 31. References herein to fiscal 2021 and/or fiscal 2020 refer to the fiscal year ended March 31, 2021 and 2020, respectively.